Amounts Receivable and Prepaids (Tables)	6 Months Ended
Sep. 30, 2025
Receivables [Abstract]
Schedule of amounts receivable and prepaids [Table Text Block]
	September 30, 2025	March 31, 2025

Sales tax receivable	$51,062	$14,650
Prepaid expenses and other receivables	12,485	8,527
Receivable on sale of subsidiary (1)	1,816	1,816
Accounts receivable and prepaids, gross	65,363	24,993

Provisions and liability on sales tax receivable, opening	(6,633)	(6,777)
Additions	-	(310)
Recovery and reversal	1,859	1,259
Foreign exchange	1,028	(805)
Provision on sales tax receivable	(3,746)	(6,633)
Amounts receivable and prepaids, net	61,617	18,360

Less: current portion	(16,994)	(11,758)
Long term portion	$44,623	$6,602